Investment Securities	12 Months Ended
Dec. 31, 2024
Investments, Debt and Equity Securities [Abstract]
Investment Securities	Investment Securities
The amortized cost, gross unrealized gains and losses, and fair value of debt securities classified as available-for-sale at December 31, 2024 and 2023 were as follows:

	Total Amortized Cost	Gross Unrealized		Fair Value
(dollars in thousands)		Gains	Losses
December 31, 2024
U.S. Treasury	$4,937	$—	$(22)	$4,915
U.S. government and federal agency obligations	408	—	(7)	401
U.S. government-sponsored enterprises	13,020	11	(227)	12,804
Obligations of states and political subdivisions	125,559	7	(23,080)	102,486
Mortgage-backed securities	84,729	59	(6,678)	78,110
Other debt securities (a)	19,419	49	(781)	18,687
Bank issued trust preferred securities (a)	1,486	—	(237)	1,249
Total available-for-sale securities	$249,558	$126	$(31,032)	$218,652

December 31, 2023
U.S. Treasury	$1,977	$1	$—	$1,978
U.S. government and federal agency obligations	446	—	(19)	427
U.S. government-sponsored enterprises	22,042	16	(236)	21,822
Obligations of states and political subdivisions	126,396	55	(19,566)	106,885
Mortgage-backed securities	51,736	27	(6,123)	45,640
Other debt securities (a)	11,825	22	(1,026)	10,821
Bank issued trust preferred securities (a)	1,486	—	(317)	1,169
Total available-for-sale securities	$215,908	$121	$(27,287)	$188,742
(a) Certain hybrid instruments possessing characteristics typically associated with debt obligations.
The Company's investment securities are classified as available-for-sale. Agency bonds and notes, SBA-guaranteed loan certificates, residential and commercial agency mortgage-backed securities, and agency collateralized mortgage obligations include securities issued by the Government National Mortgage Association, a U.S. government agency, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation and the FHLB, which are U.S. government-sponsored enterprises
Debt securities with carrying values aggregating approximately $82.4 million and $89.2 million at December 31, 2024 and December 31, 2023, respectively, were pledged to secure public funds, securities sold under agreements to repurchase, and for other purposes as required or permitted by law.
The amortized cost and fair value of debt securities classified as available-for-sale at December 31, 2024, by contractual maturity are shown below. Accrued interest on investments totaled $1.6 million and $1.4 million at December 31, 2024 and December 31, 2023, respectively, and is included in the accrued interest receivable and other assets on the Company's consolidated balance sheets. The total amount of accrued interest is excluded from the amortized cost basis of investments presented below. Further, the Company has elected not to measure an allowance for credit losses for accrued interest receivable. Expected maturities may differ from contractual maturities because borrowers have the right to call or prepay obligations with or without prepayment penalties.

(dollars in thousands)	Amortized Cost	Fair Value
Due in one year or less	$4,275	$4,270
Due after one year through five years	19,715	19,480
Due after five years through ten years	37,506	34,431
Due after ten years	103,333	82,361
Total	164,829	140,542
Mortgage-backed securities	84,729	78,110
Total available-for-sale securities	$249,558	$218,652
Other Investment Securities
Other investment securities include equity securities with readily determinable fair values and other investment securities that do not have readily determinable fair values. Investments in FHLB stock and MIB stock, that do not have readily determinable fair values, are required for membership in those organizations.

(dollars in thousands)	2024	2023
FHLB stock	$4,924	$6,071
MIB stock	151	151
Equity securities with readily determinable fair values	74	78
Total other investment securities	$5,149	$6,300
Gross unrealized losses on debt securities and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2024 and December 31, 2023 were as follows:

	Less than 12 months		12 months or more		Total Fair Value	Total Unrealized Losses
(dollars in thousands)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
At December 31, 2024
U.S. Treasury	$4,915	$(22)	$—	$—	$4,915	$(22)
U.S. government and federal agency obligations	—	—	401	(7)	401	(7)
U.S. government-sponsored enterprises	996	(5)	1,778	(222)	2,774	(227)
Obligations of states and political subdivisions	2,791	(163)	98,442	(22,917)	101,233	(23,080)
Mortgage-backed securities	37,759	(563)	33,612	(6,115)	71,371	(6,678)
Other debt securities	4,900	(58)	9,101	(723)	14,001	(781)
Bank issued trust preferred securities	—	—	1,249	(237)	1,249	(237)
Total	$51,361	$(811)	$144,583	$(30,221)	$195,944	$(31,032)

(in thousands)
At December 31, 2023
U.S. Treasury	$997	$—	$—	$—	$997	$—
U.S. government and federal agency obligations	—	—	427	(19)	427	(19)
U.S. government-sponsored enterprises	11,995	(8)	1,772	(228)	13,767	(236)
Obligations of states and political subdivisions	1,501	(158)	103,283	(19,408)	104,784	(19,566)
Mortgage-backed securities	2,935	(40)	39,793	(6,083)	42,728	(6,123)
Other debt securities	—	—	8,799	(1,026)	8,799	(1,026)
Bank issued trust preferred securities	—	—	1,169	(317)	1,169	(317)
Total	$17,428	$(206)	$155,243	$(27,081)	$172,671	$(27,287)
The total available-for-sale portfolio consisted of approximately 398 securities at December 31, 2024. The portfolio included 375 securities having an aggregate fair value of $195.9 million that were in a loss position at December 31, 2024. Securities identified as temporarily impaired which had been in a loss position for 12 months or longer totaled $144.6 million at fair value at December 31, 2024. The $31.0 million aggregate unrealized loss included in accumulated other comprehensive income at December 31, 2024 was caused by interest rate fluctuations.
The decline in fair value is attributable to changes in interest rates and not credit quality. In the absence of changes in credit quality of these investments, the fair value is expected to recover on all debt securities as they approach their maturity date or re-pricing date, or if market yields for such investments decline. The Company does not have the intent to sell these investments over the period of recovery, and it is not more likely than not that the Company will be required to sell such investment securities.
The following table presents the gross realized gains and losses from sales and calls of available-for-sale securities, as well as gains and losses on equity securities from fair value adjustments which have been recognized in earnings:

(dollars in thousands)	2024	2023	2022
Available-for-sale securities:
Gross realized gains	$—	$—	$—
Gross realized losses	—	(11,562)	—
Credit losses recognized	—	—	—
Other investment securities:
Fair value adjustments, net	(4)	32	(14)
Certificates of deposit:
Gross realized gains	—	—	—
Gross realized losses	—	(17)	—
Investment securities (losses) gains, net	$(4)	$(11,547)	$(14)